Note 12 - Earnings Per Share (Details) - Weighted-Average Stock Options and Warrants Not Included in the Computation of Diluted Shares Outstanding In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	22,857	25,635
Contingently Issuable Shares for the Founder Preferred Share Dividend Right [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	11,279	11,279
Shares Issuable Upon Conversion of PDH Non-controlling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	8,775	8,775
Shares Issuable Upon Conversion of Founder Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	2,000	2,000
Contingently Issuable For The Contingent Consideration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	713	713
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities		2,243
Shares Issuable Upon Conversion of 401k Exchange Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities		544
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	88	80
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	2	1